Subsequent events	12 Months Ended
Oct. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events [Text Block]

24. Subsequent events

Subsequent to October 31, 2024:

(a) The Company secured six (6) private placements with investors consisting of common shares and warrants pursuant to prospectus and registrations set forth in applicable securities law. It realized net proceeds of $405,000 CDN ($285,125 USD) and issued a total of 8,100,000 common shares.

(b) The Company secured $57,500 USD in convertible debentures with a 12 month term and conversion features which become effective six months after initiation date.

(c) The Company converted $44,106 USD of convertible debentures and accrued interest through the issuance of 1,600,588 common shares.

(d) The Company issued 1,679,800 common shares upon an exercise of warrants realizing net proceeds of $83,990 CDN ($58,344 USD).

(e) The Company made partial payments of $16,000 USD and of $5,000 USD towards convertible debentures.

(f) The Company extended convertible debentures that were within 3 months of maturity date from October 31, 2024 for an additional three (3) to six (6) months.